CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash Flows from Operating Activities:
Net income	$ 7,103,057	$ 5,933,688	$ 5,302,691
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	395,604	425,696	442,793
Amortization expense	12,137	12,705	13,248
Bad debt expense	286,606	160,944	691,156
Deferred tax benefits	(37,311)	(24,142)	(103,673)
Changes in operating assets and liabilities:
Accounts receivable	(7,151,260)	2,419,491	(10,200,868)
Other receivables	(1,215,167)	411,554	(381,751)
Notes receivable	(216,478)	(121,937)	(76,531)
Inventories	(9,065,712)	(3,505,158)	(775,275)
Advance to suppliers	1,580,700	(6,153,011)	(805,016)
Accounts payable	861,192	(417,453)	796,189
Accrued expenses and other current liabilities	1,698,015	791,312	412,894
Accrued payroll and welfare	600,619	(49,512)	50,897
Advance from customers	1,563,693	282,817	1,400,622
Income tax payable	1,349,310	979,288	2,031,515
Net cash provided (used in) operating activities	(2,234,995)	1,146,282	(1,201,109)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(467,138)	(155,152)	(123,945)
Disposal of Intangible Asset	257,863	0	0
Purchases of intangible assets	(501,000)	(6,704)
Net cash used in investing activities	(710,275)	(161,856)	(123,945)
Cash Flows from Financing activities:
Net proceeds from issuance of shares deduct related costs	(380,000)	5,582,099	0
Short-term Investment	(893,945)	0	15,306
Net proceeds released from (placed into) long-term deposit	(4,444,170)	0
Net proceeds released from (placed into) restricted cash	539,381	2,651,704	(206,633)
Proceeds from short-term bank borrowings	24,056,279	(499,904)	2,148,310
Repayments of short-term bank borrowings	(25,529,488)	(3,816,458)	(2,602,037)
Net proceeds from related parties	5,665,914	6,051,523	1,485,555
Net cash provided by financing activities	(986,029)	9,968,964	840,501
Effect of exchange rate changes on cash	335,413	201,436	(18,589)
Net change in cash and cash equivalents	(3,595,886)	11,154,826	(503,142)
Cash and cash equivalents at the beginning of year	11,278,475	123,649	626,791
Cash and cash equivalents at the end of year	7,682,589	11,278,475	123,649
Supplemental disclosures of cash flows information:
Non-cash financing activities	9,842,676	0	0
Cash paid for income taxes	38,218	54,215	108,825
Cash paid for interest expenses	$ 1,218,757	$ 1,233,066	$ 939,914